Discontinued operations - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transfers Between Level1 And Level2 For Financial Assets And Liabilities Recorded At Fair Value Relating to Discontinued Operations [Line Items]
Transfers Level II to Level I	€ 907	€ 32
Discontinued operations [member]
Disclosure Of Transfers Between Level1 And Level2 For Financial Assets And Liabilities Recorded At Fair Value Relating to Discontinued Operations [Line Items]
Transfers Level II to Level I	12
Available-for-sale financial assets [member]
Disclosure Of Transfers Between Level1 And Level2 For Financial Assets And Liabilities Recorded At Fair Value Relating to Discontinued Operations [Line Items]
Transfers Level II to Level I	726	€ 32
Available-for-sale financial assets [member] | Investments for account of policyholders [member] | Discontinued operations [member]
Disclosure Of Transfers Between Level1 And Level2 For Financial Assets And Liabilities Recorded At Fair Value Relating to Discontinued Operations [Line Items]
Transfers Level II to Level I	€ 12